Premises, Equipment and Other Assets	12 Months Ended
Dec. 31, 2020
Premises, Equipment And Other Assets [Abstract]
Premises, Equipment and Other Assets

Note 7: Premises, Equipment and Other Assets
Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2020	Dec 31, 2019
Land	$1,808	1,857
Buildings	9,504	9,499
Furniture and equipment	7,449	7,189
Leasehold improvements	2,597	2,597
Finance lease ROU assets	32	33
Total premises and equipment	21,390	21,175
Less: Accumulated depreciation and amortization	12,495	11,866
Net book value, premises and equipment	$8,895	9,309

Depreciation and amortization expense for premises and equipment was $1.4 billion, $1.4 billion and $1.3 billion in 2020, 2019 and 2018, respectively.
Dispositions of premises and equipment resulted in net gains of $71 million, $82 million and $32 million in 2020, 2019 and 2018, respectively, included in other noninterest expense.
Table 7.2 presents the components of other assets.
Table 7.2: Other Assets

(in millions)	Dec 31, 2020	Dec 31, 2019
Corporate/bank-owned life insurance	$20,380	20,070
Accounts receivable	38,116	29,137
Interest receivable:
AFS and HTM debt securities	1,368	1,729
Loans	2,838	3,099
Trading and other	415	758
Customer relationship and other amortized intangibles	328	423
Foreclosed assets:
Residential real estate	73	222
Other	86	81
Operating lease assets (lessor)	7,391	8,221
Operating lease ROU assets (lessee)	4,306	4,724
Due from customers on acceptances	268	253
Other	11,768	10,200
Total other assets	$87,337	78,917